Financial Instruments - Summary of Sensitivity to 10% Increase or Decrease in Canadian Dollar Relative to United States Dollar (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of sensitivity to ten percentage increase or decrease in exchange rate [abstract]
Increase (decrease) in net earnings	$ (265)	$ (1,292)
Increase (decrease) in other comprehensive income	30,976	16,142
Increase (decrease) in total comprehensive income	30,711	14,850
Increase (decrease) in net earnings	265	1,292
Increase (decrease) in other comprehensive income	(30,976)	(16,142)
Increase (decrease) in total comprehensive income	$ (30,711)	$ (14,850)